Net Investment Hedge Gains and Losses Recognized in AOCI (Detail) (NET INVESTMENT HEDGES, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	$ 25.7	$ 60.9
Foreign Exchange Contracts
Derivative [Line Items]
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	25.2	40.6
Sterling Denominated Subordinated Debt
Derivative [Line Items]
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	0.5	9.8
Sterling Denominated Senior Debt
Derivative [Line Items]
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	$ 0	$ 10.5